Commitments and Contingent Liabilities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingent Liabilities [Abstract]
Rental fees and maintenance expenses	$ 1,062	$ 990	$ 408